Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2022
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 7 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers include prepayments for raw materials used for production of construction materials for the Company’s construction projects, which consisted of the following:

	December 31, 2022	December 31, 2021
Raw material prepayments for equipment production	$466,619	$751,409
Land reclamation prepayments	436,792	472,640
Advances to construction subcontractors	-	23,394
Total:	903,411	1,247,443
Less: allowances for doubtful accounts	(449,517)	(965,843)
Advances to suppliers, net, third parties	$453,894	$281,600

Our suppliers generally require refundable prepayments from us before delivery of goods or service. It usually takes 3 to 6 months for the suppliers to deliver raw material for our equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials. The prepayment is necessary to secure the supply in the market or secure a favorable price.

The changes of allowance for doubtful accounts for the years ended December 31, 2022 and 2021 are as follow:

	December 31, 2022	December 31, 2021
Beginning balance	$965,843	$1,112,374
Bad debt provision	(454,072)	259,861
Write off	-	(428,553)
Foreign exchange translation	(62,254)	22,161
Ending balance	$449,517	$965,843